Product Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales:
Net sales	¥ 167,587	¥ 157,442	¥ 180,657	¥ 176,634	¥ 682,320	¥ 675,988	¥ 571,552
Small precision motors
Net sales:
Net sales					305,186	319,098	326,881
Small precision motors | Hard disk drives spindle motors
Net sales:
Net sales					176,932	196,265	203,845
Small precision motors | Other small precision brushless DC motors
Net sales:
Net sales					69,753	70,149	72,362
Small precision motors | Brushless DC fans
Net sales:
Net sales					30,327	33,801	32,651
Small precision motors | Other small precision motors
Net sales:
Net sales					28,174	18,883	18,023
General motors
Net sales:
Net sales					178,214	137,251	73,381
Machinery
Net sales:
Net sales					64,904	77,329	47,966
Electronic and optical components
Net sales:
Net sales					95,580	107,693	94,545
Others
Net sales:
Net sales					¥ 38,436	¥ 34,617	¥ 28,779